Transactions with Related Parties and Affiliates - Revolving Loans to Navios Europe and Others (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 15, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 18, 2015	Dec. 18, 2013	Oct. 09, 2013
Long- term debt		$ 598,078
Investment in affiliates		1,315	$ 521
Loans receivable from affiliates		1,521	$ 750
Available amount of loan facility		$ 60,000
Common units outstanding		83,079,710	77,359,163
Other Income		$ 5,232	$ 47,935	$ 13,730
Navios Europe I
Ownership percentage		5.00%					5.00%
Navios Europe II
Ownership percentage		5.00%			5.00%
Navios Holdings
Common units outstanding		15,344,310
Common units interest percentage		18.10%
Navios GP L.L.C. general partner interest in Navios Partners		2.00%
Supplemental credit default insurance maximum cash payment	$ 20,000
Navios Revolving Loans II | Navios Europe II | Funding Commitment
Available amount of loan facility		$ 1,154
Navios Holdings
Other Income		$ 3,605
Navios Holdings | Navios Europe I
Ownership percentage							47.50%
Navios Holdings | Navios Europe II
Ownership percentage					47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I | Navios Europe I
Revolving loan facility maximum borrowing capacity						$ 24,100
Preferred distribution percentage		12.70%
Available amount of loan facility		$ 9,100	$ 9,100
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II | Navios Europe II
Revolving loan facility maximum borrowing capacity					$ 38,500
Preferred distribution percentage		18.00%
Available amount of loan facility		$ 23,075
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans | Navios Europe I
Long- term debt		10,000				$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II | Navios Europe II
Long- term debt		14,000
Navios Acquisitions | Navios Europe I
Ownership percentage							47.50%
Navios Acquisitions | Navios Europe II
Ownership percentage					47.50%
Navios Europe I
Investment in affiliates		566
Navios Europe I | Navios Revolving Loans I
Loans receivable from affiliates		749
Navios Europe I | Navios Revolving Loans I | Funding Commitment
Available amount of loan facility		455
Navios Europe I | Navios Term Loans
Investment in affiliates		500
Navios Europe II
Investment in affiliates		750
Navios Europe II | Navios Revolving Loans II
Loans receivable from affiliates		771
Navios Europe II | Navios Term Loans II
Investment in affiliates		$ 700